Debentures	12 Months Ended
Dec. 31, 2022
Debentures
Debentures

21.	Debentures

									Contractual	Effective		12.31.2022	12.31.2021
					Issue	Number of	Final	Payment	financial	interest	Contract
Company	Issue	Characteristics	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.a.	rate p.a.	amount
Copel	8th	(a)	Payment of the 6th issue of debentures and working capital increase	Personal guarantee	06.14.2019	1	06.14.2022	Half-yearly	106.0% of DI	110.93% of DI	500,000	-	502,400
Copel GeT	3rd	(a)	Working capital or used to make investments in the issuer.	Personal guarantee	10.20.2017	3	10.20.2022	Half-yearly	126.0% ofDI	131.21% of DI	1,000,000	-	339,767
	4th		Full early redemption of the 4th issue of the Company’s trade promissory notes and partial payment of the 1st amortization installment of the 2nd issue of debentures.		07.23.2018	3	07.23.2023	Half-yearly	126.0% ofDI	133.77% of DI	1,000,000	357,573	690,311
	5th	(b)	Reimbursement of expenses related to the construction of the Transmission Lines Araraquara II - Taubaté, Assis - Londrina and Foz do Chopim.		09.25.2018	5	09.15.2025	Half-yearly	IPCA + 7.6475%	IPCA+ 8.3295%	290,000	225,643	284,483
	6th (1st serie)	(c)	Full early redemption of the 5th issue of the Company’s trade promissory notes and partial payment of the 2nd amortization installment of the 2nd issue of debentures.		07.15.2019	2	07.15.2024	Half-yearly	109.0% of DI	111.25% of DI	800,000	852,816	825,358
	6th (2nd serie)		Reimbursement of expenses related to the Colíder HPP and Baixo Iguaçu HPP projects		07.15.2019	1	07.15.2025	Half-yearly	IPCA + 3.90%	IPCA+ 4.46%	200,000	251,363	237,650
	7th (1st serie)		Reinforcement of the Issuer's working capital; amortization and/or reimbursement of cash of the principal portion of the 3rd and 4th issue of debentures.		10.15.2021	2	10.15.2026	Half-yearly	DI + spread 1.38%	DI + spread 1.45%	1,133,363	1,166,982	1,148,216
	7th (2nd serie)		Investments for expansion, renovation or improvement and/or reimbursement of expenses within the scope of the Projects: Improvements of Gov. Bento Munhoz da Rocha Netto HPP; Implementation of the Assets of Lot “E”, from Aneel Auction No. 05/2015; Investments in Mata de Santa Genebra Transmissão S.A. and Bela Vista Geração de Energia S.A.		10.15.2021	3	10.15.2031	Half-yearly	IPCA + 5.7138%	IPCA + 6.1033%	366,637	397,825	374,658
Copel DIS	3rd	(a)	Working capital or used to make investments in the issuer.	Personal guarantee	10.20.2017	2	10.20.2022	Half-yearly	126.0% of DI	130.85% of DI	500,000	-	254,824
	4th		Working capital and payment of the 1st installment of amortization of the 2nd issue of debentures.		09.27.2018	3	09.27.2023	Half-yearly	DI + spread 2.70%	CDI + 3.96%	1,000,000	346,895	684,185
	5th (1st serie)	(c)	Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer's electricity distribution network linked to concession contract No. 46/1999 of ANEEL.		11.15.2019	3	11.15.2027	Half-yearly	IPCA + 4.20%	IPCA+ 4.61%	500,000	618,209	584,489
	5th (2nd serie)		Reinforcement of working capital and recomposition of cash by the final amortization of the 2nd issue of debentures.		11.15.2019	2	11.15.2022	Half-yearly	DI + spread 1.45%	CDI + 1.65%	350,000	-	177,187
	6th (1st serie)		Reinforcement of working capital and amortization of the first installment of the principal of the debentures of each of the Issuer's following issues: 3rd, 4th and 5th Issue.		06.16.2021	2	06.15.2026	Half-yearly	CDI + spread 1.95%	CDI + 2.02%	1,000,000	1,006,449	1,005,102
	6th (2nd serie)		Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer's electricity distribution network linked to concession contract No. 46/1999 of ANEEL.		06.16.2021	3	06.15.2031	Half-yearly	IPCA + 4.7742%	IPCA + 5.1564%	500,000	559,894	529,366
	7th (1st serie)	(e)	Reinforcement of working capital; redemption of 3rd issue debentures; amortization of the 2nd installment of the principal of the 4th and 5th issuance.		05.15.2022	2	05.15.2025	Half-yearly	CDI + 1.21%	CDI + 1.28%	300,000	305,380	-
	7th (2nd serie)				05.15.2022	2	05.15.2027	Half-yearly	CDI + 1.36%	CDI + 1.42%	901,450	917,789	-
	7th (3rd serie)		Investments for expansion, renovation or improvement and/or reimbursement of expenses of the issuer's electricity distribution network, linked to Aneel's Concession Agreement No. 46/1999.		05.15.2022	3	05.15.2032	Half-yearly	IPCA + 6.1732%	IPCA + 6.6587%	298,550	301,830	-
Brisa Potiguar	2nd (1st serie)	(d)	Implementation of wind generating plants.	Real and personal guarantee and pledge of Copel GeT shares.	03.24.2016	192	07.15.2032	Monthly	TJLP + 2.02%	TJLP + 2.02%	147,575	91,468	100,240
	2nd (2nd serie)				03.24.2016	192	07.15.2032	Monthly	IPCA + 9.87%	IPCA+ 10.92%	153,258	126,067	131,630
Cutia	1st	(b)	Construction and implementation of wind generating plants.	Personal guarantee	03.20.2019	26	12.15.2031	Half-yearly	IPCA +5.8813%	IPCA+ 6.83%	360,000	360,894	370,903
											Gross debt	7,887,077	8,240,769
											(-) Transaction cost	(83,222)	(93,152)
											Net debt	7,803,855	8,147,617
											Current	1,346,347	2,144,485
											Noncurrent	6,457,508	6,003,132
(a)	Simple debentures, single series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(b)	Simple debentures, single series, not convertible into shares, with security interest and additional personal guarantee, for public distribution with restricted efforts, pursuant to CVM Instruction No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(c)	Simple debentures, two series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(d)	Simple debentures, two series, not convertible into shares, issued privately. Companies: Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus and Ventos de Santo Uriel. Guarantor: Copel. They have no trustee.
(e)	Simple debentures, three series, not convertible into shares, unsecured, with additional personal guarantee, for public distribution with restricted placement efforts, pursuant to CVM Instruction No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.

21.1	Maturity of noncurrent installments

12.31.2022	Gross debt	(-) Transaction cost	Net debt
2024	670,831	(13,890)	656,941
2025	1,798,427	(11,436)	1,786,991
2026	1,789,732	(9,168)	1,780,564
2027	718,578	(7,584)	710,994
2028	62,857	(5,997)	56,860
After 2028	1,482,417	(17,259)	1,465,158
	6,522,842	(65,334)	6,457,508
21.2	Changes in debentures

Balance as of January 1, 2020	8,429,710
Funding	453,951
Charges and monetary variations	(1,046,295)
Amortization - principal	(422,295)
Payment - charges	(657,590)
Balance as of December 31, 2020	6,757,481
Funding	3,000,000
(-) Transaction costs	(35,030)
Charges and monetary variations	658,653
Amortization - principal	(1,852,048)
Payment - charges	(361,073)
Reclassification (a)	(20,366)
Balance as of December 31, 2021	8,147,617
Funding	1,500,000
(-) Transaction costs	(14,445)
Charges and monetary variations	1,112,287
Amortization - principal	(2,051,481)
Payment - charges	(890,123)
Balance as of December 31, 2022	7,803,855
(a)	Reclassification to Assets classified as held for sale (Note 39).

21.3	Covenants

The issued debentures contain clauses that require the maintenance of certain economic and financial ratios within pre-determined parameters, requiring annual fulfillment and other conditions to be complied with, such as not changing the Company's interest in the capital stock that would represent change of control without prior consent from the debenture holders; not paying out dividends or interest on capital if it is in arrears in relation to honoring any of its financial obligations or not maintaining the financial ratios as determined without prior written consent of the debenture holders. The non-compliance with the contracted conditions may imply the need to request consent from the debenture holders or the declaration of early maturity of the debts.

As of December 31, 2022, all ratios and covenants have been fully met, except for the subsidiaries Ventos de Santo Uriel and Nova Asa Branca III, which have a debt of R$72,588 on December 31, 2022, and that did not meet the ICSD of 1.3. However, the Company preventively requested and received, on December 30, 2022, according to letter from BNDES AE/DEENE2 No. 061/2022, the commitment of the development banking institution not to declare the early maturity of the debenture deeds, based on the performance of this index in fiscal year 2022.

Additionally, the subsidiary Cutia Empreendimentos Eólicos S.A. calculated ICSD of 1.15 and, therefore, needed to supplement the Reserve Account with at least R$5,736. The deposit was made on March 13, 2023, before the contractually defined deadline.

The Company expects that all financial indicators, measured annually, will be met in 2023.

The financial covenants contained in the debenture agreements are presented as follows:

Company	Contractual Instrument	Annual financial ratio	Limit
Copel GeT	4th issue of Debentures	Consolidated net debt / Consolidated ebitda Debt service coverage ratio	≤ 3.5 ≥ 1.5
5th issue of Debentures
6th issue of Debentures
7th issue of Debentures
Copel DIS	4th issue of Debentures
5th issue of Debentures
6th issue of Debentures
7th issue of Debentures
Nova Asa Branca I		Debt service coverage ratio	≥ 1.3
Nova Asa Branca II
Nova Asa Branca III	2nd issue of Debentures
Nova Eurus IV
Ventos de Santo Uriel
Cutia	1st issue of Debentures	Debt service coverage ratio (a)	≥ 1.2
(a)	financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eólicos S.A. The contract establishes that, should the index be in the range between 1.10 and 1.20, the value of the funds invested in the Reserve Account must be complemented so that the total reaches the index of 1.20, within 2 days of the release of the financial statements.